RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]
33 ■ Related Party Transactions

The Company’s related parties include its subsidiaries, joint operations, joint ventures and key management personnel. During its normal course of operations, the Company enters into transactions with its related parties for goods and services. Transactions between the Company and its subsidiaries and joint operations, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no other material related party transactions reported in the year.

Remuneration of Key Management Personnel
Key management personnel include the members of the Board of Directors and the executive leadership team. Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2021	2020
Salaries and short-term employee benefits[1]	$36	$33
Post-employment benefits[2]	6	4
Share-based payments and other[3]	25	45
	$67	$82
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to DSU, RSU, and PGSU grants and other compensation.